Total Capital and Net Income Per Unit - Additional Information (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Capital Unit [Line Items]
Quarterly cash distribution per unit, threshold	$ 0.4625	$ 0.4625
Teekay Corporation [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%
Public [Member]
Capital Unit [Line Items]
Unit held by public	68.30%